Prudential World Fund, Inc.
PGIM QMA International Equity Fund (the Fund)

Supplement dated July 14, 2020 to the
Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

John Van Belle, PhD has announced his intention to retire from QMA LLC (QMA) on or about December 31, 2020. As such, Mr. Van Belle will no longer serve as a portfolio manager for the Fund effective on or about December 31, 2020. George N. Patterson, PhD, CFA, CFP, Wen Jin, PhD, CFA, and Vlad Shutoy of QMA will continue to serve as portfolio managers for the Fund.

To reflect this change, the Summary Prospectus, Prospectus and SAI are hereby revised as follows:

1. The table in the section of the Prospectus entitled “Fund Summary – Management of the Fund” and the table in the section of the Summary Prospectus entitled “Management of the Fund” are hereby revised by replacing the information pertaining to Mr. Van Belle with the information set forth below:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	QMA LLC	John Van Belle, PhD+	Managing Director & Portfolio Manager	December 2003

+ Mr. Van Belle has announced his intention to retire from QMA LLC on or about December 31, 2020. Until his retirement, Mr. Van Belle will continue to serve on the portfolio management team.

2. The table in the section of the SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by replacing the information pertaining to Mr. Van Belle with the information set forth below:

Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
QMA LLC	John Van Belle, PhD+	6/$3,981,255,779	16/$3,288,857,205	20/$3,644,497,055 5/$452,729,929

+ Mr. Van Belle has announced his intention to retire from QMA LLC on or about December 31, 2020. Until his retirement, Mr. Van Belle will continue to serve on the portfolio management team.

LR1327